Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 12 – Subsequent events
The Company has evaluated subsequent events through November 3, 2026, the date these unaudited condensed consolidated financial statements were issued. On October 14, 2026, the Company completed a third closing of the Offering, issuing 208,082 shares of Common Stock at $27.50 per share for gross proceeds of $5.7 million. In connection with the third closing, the Company paid placement agent fees and expenses and became obligated to issue additional Placement Agent Warrants to purchase an additional 11,171 shares of Common Stock on the terms described in Note 3. Across the initial, second and third closings, the Company sold 1,240,632 shares of Common Stock in the Offering for aggregate gross proceeds of $34.1 million. Under the Registration Rights Agreement, the Company is required to file a resale registration statement within 30 days after the final closing of the Offering (see Note 9).

Note 10 – Subsequent events
Subsequent events are events or transactions that occur after the date of the consolidated balance sheet but before the consolidated financial statements are available to be issued. The Company recognizes in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the consolidated balance sheet, including the estimates inherent in the process of preparing the consolidated financial statements. The Company’s consolidated financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the consolidated balance sheet but arose after that date and before the consolidated financial statements are available to be issued. The Company has evaluated subsequent events through June 11, 2026, the date the consolidated financial statements were originally issued. In connection with the reissuance of the consolidated financial statements for inclusion in the Company’s registration statement on Form S-1, the Company has also evaluated events and transactions occurring after June 11, 2026 through November 6, 2026, the date the consolidated financial statements were reissued, for purposes of disclosure. Other than the retrospective recast of share and per share amounts for the reverse recapitalization described in Note 1, the consolidated financial statements have not been adjusted for events occurring after June 11, 2026. Except as described in Note 1 and in the final paragraph of this Note, the Company has concluded that no events or transactions occurring after June 11, 2026 require disclosure in the accompanying consolidated financial statements.
In March

2026, the Company entered into a new Software License and Service Agreement (the “2026 Agreement”), pursuant to which the Company granted a limited, non-exclusive,
non-transferable
license to use its radiation-hydrodynamics simulation software for a twelve-month term commencing April 1, 2026, in exchange for a fixed, non-refundable
monthly fee of ¥15.0 million (approximately $9,500). Total fixed consideration under the 2026 Agreement is ¥18.0 million (approximately $114,000), payable in equal monthly installments over the license term. The 2026
Agreement was entered into upon the expiration of the original software license agreement described in Note 2 above.
On April
17, 2026, 138,113 unvested shares of common stock previously issued to a founder of the Company were cancelled pursuant to the repurchase provisions of the underlying Founder’s Stock Purchase Agreement dated November 15, 2022, following the termination of the founder’s service relationship with the Company. The cancellation was completed at the original issuance price of $0.0002 per share, for an aggregate amount of $21.88, which was paid on April 27, 2026.
Events occurring after June 11, 2026
On September 4, 2026, the Company completed the Merger described in Note 1, which was accounted for as a reverse recapitalization. Immediately prior to the Merger, the Company repurchased 505,098 shares of common stock (800,000 shares prior to the retrospective
recast) from an entity affiliated with a former co-founder for $1.1 million in cash and issued the same number of shares as restricted stock awards to certain officers, employees and a consultant. Concurrently with the Merger, Blue Laser Fusion, Inc. completed the initial closing of a private placement of its common stock at $27.50 per share (the “Offering”), and completed additional closings on September 30, 2026 and October 14, 2026. In the aggregate, 1,240,632 shares of common stock were sold in the Offering for gross proceeds of $34.1 million and warrants to purchase 112,790 shares of common stock were issued to the placement agent.